Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events

On January 25, 2018, the Company acquired land for $38.5 million and simultaneously entered into a Ground Lease as part of the Ground Lease tenant's acquisition of Onyx on First (the “Property”). The Property is a multifamily building located in the Navy Yards neighborhood of Washington, D.C., just one block away from the Navy Yards metro station. The Ground Lease has a term of 99 years.